UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  October 16, 2012

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 95

Form 13-F Information Table Value Toatl: $406,232 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abbott Lab              COM 002824100   1378   20100 SH SOLE   18600  1500
Accenture Ltd           COM G1150G111    499    7120 SH SOLE    7120
Affiliated Managers GrouCOM 008252108  11412   92782 SH SOLE   92782
Air Liquide ADR         COM 009126202    324   13052 SH SOLE   13052
Alliance Data Systems   COM 018581108   3109   21905 SH SOLE   19905  2000
America Movil SA        COM 02364W105    387   15200 SH SOLE   15200
Anadarko Petroleum Corp COM 032511107   2840   40625 SH SOLE   38625  2000
Anheuser-Busch Inbex SA COM 03524a108    343    3997 SH SOLE    3997
Apache Corp             COM 037411105   1712   19801 SH SOLE   17401  2400
Apple Inc.              COM 037833100  13456   20170 SH SOLE   19095  1075
Atlas Copco Ab ADR      COM 049255706    210    9000 SH SOLE    9000
BASF SE ADR             COM 055262505    296    3500 SH SOLE    3500
BG Group PLC            COM 055434203    545   27000 SH SOLE   27000
BHP Billiton Limited    COM 088606108    286    4175 SH SOLE    4175
Baidu.com               COM 056752108    234    2000 SH SOLE    2000
Bio-Reference Labs      COM 09057g602  10963  383575 SH SOLE  364775 18800
Canon Inc ADR           COM 138006309    453   14160 SH SOLE   14160
Catamaran Corporation   COM 148887102   1658   16925 SH SOLE   16067   858
ChevronTexaco Corp      COM 166764100    243    2085 SH SOLE    1585   500
Cisco Systems. Inc.     COM 17275R102    288   15100 SH SOLE   14700   400
Citrix Systems Inc      COM 177376100   1213   15850 SH SOLE   15150   700
Clean Harbors, Inc.     COM 184496107   2561   52430 SH SOLE   47680  4750
Cliffs Natural ResourcesCOM 18683k101    253    6465 SH SOLE    5365  1100
Cognizant Tech SolutionsCOM 192446102  17464  249885 SH SOLE  238685 11200
Compania Energetica Min COM 204409601    213   17600 SH SOLE   17600
Compania de Bebidas     COM 20441w203    861   22500 SH SOLE   22500
Compass Group Plc ADS   COM 20449x203    221   20000 SH SOLE   20000
Concho Resources Inc    COM 20605p101   3989   42105 SH SOLE   40405  1700
Continental Resources   COM 212015101  13305  173020 SH SOLE  155220 17800
Danone ADR              COM 23636t100    431   35000 SH SOLE   35000
Dassault Systems SA     COM 237545108    316    3000 SH SOLE    3000
Diageo PLC ADS          COM 25243q205    620    5500 SH SOLE    5500
Ebay                    COM 278642103  14905  308140 SH SOLE  295340 12800
Essilor Intl SA ADR     COM 297284200    393    8384 SH SOLE    8384
Everest Re Group Inc    COM G3223R108    235    2200 SH SOLE    2200
Express Scripts Inc     COM 30219g108   7171  114495 SH SOLE  106895  7600
Exxon Mobil Corporation COM 30231G102  10430  114052 SH SOLE  110002  4050
Freeport-McMoRan Copper COM 35671D857    851   21495 SH SOLE   19795  1700
Fresenius Medical Care ACOM 358029106    904   12320 SH SOLE   12320
Google Inc              COM 38259P508  20273   26870 SH SOLE   24640  2230
Grupo Televisa SA       COM 40049j206    265   11290 SH SOLE   11290
HDFC Bank Ltd           COM 40415f101    413   11000 SH SOLE   11000
Heineken N.V.           COM 423012202    575   19274 SH SOLE   19274
Home Depot Inc.         COM 437076102    372    6163 SH SOLE    6163
Intel Corp.             COM 458140100   9968  439990 SH SOLE  421290 18700
Intervest Bancshares    COM 460927106    190   50000 SH SOLE   50000
Intl. Business Mach. CorCOM 459200101  21958  105845 SH SOLE   94445 11400
Johnson & Johnson       COM 478160104   2119   30747 SH SOLE   29647  1100
Kimberly Clark Corp     COM 494368103   2969   34616 SH SOLE   29296  5320
Kingfisher Plc.         COM 495724403    204   23874 SH SOLE   23874
Komatsu Ltd             COM 500458401    365   18468 SH SOLE   18468
Lindsay Corporation     COM 535555106   1116   15500 SH SOLE   14200  1300
Luxottica Group ADS     COM 55068r202    346    9800 SH SOLE    9800
Mastercard Inc.         COM 57636q104  10659   23610 SH SOLE   22260  1350
Microsoft Corp          COM 594918104  14080  473112 SH SOLE  443612 29500
Millicom Int'l Cellular COM SE0001174 118228 1271817 SH SOLE 1259985 11832
Millicom Int'l Cellular COM l6388f110   3097   33336 SH SOLE   28636  4700
National Oilwell Varco ICOM 637071101   1499   18710 SH SOLE   16410  2300
Nestle S.A. ADR         COM 641069406    526    8335 SH SOLE    8335
NetEase.com, Inc.       COM 64110w102    237    4230 SH SOLE    4230
Newpower Holdings Inc   COM                0   45000 SH SOLE   45000
Nidec Corp              COM 654090109    566   30800 SH SOLE   30800
Noble Energy Inc        COM 655044105   9709  104722 SH SOLE   95456  9266
Novartis AG             COM 66987v109    781   12753 SH SOLE   12753
Novo-Nordisk A/S        COM 670100205    284    1800 SH SOLE    1800
Oracle Corporation      COM 68389X105    350   11135 SH SOLE   11135
Philip Morris InternatioCOM 718172109    216    2400 SH SOLE    2400
Priceline.com IncorporatCOM 741503403  14347   23175 SH SOLE   22155  1020
Proctor & Gamble Co.    COM 742718109    613    8844 SH SOLE    8844
Purecycle               COM 746228303    250  109073 SH SOLE  109073
Qualcomm Inc.           COM 747525103   6268  100340 SH SOLE   96040  4300
Roche Holdings Ltd      COM 771195104    308    6600 SH SOLE    6600
Rolls Royce Hldg Plc ADSCOM 775781206    681   10000 SH SOLE   10000
Royal Caribbean Cruises COM V7780T103    230    7600 SH SOLE    7600
SAP AG                  COM 803054204   4227   59260 SH SOLE   54460  4800
Safestitch Medical Inc. COM 78645y102     34  105280 SH SOLE  105280
Salesforce.com          COM 79466l302   1099    7200 SH SOLE    7200
Seadrill Limited        COM g7945e105  15571  397005 SH SOLE  384205 12800
Shire plc ADS           COM 82481R106    284    3200 SH SOLE    3200
Silicon Motion          COM 82706C108    229   15500 SH SOLE   15500
Smith and Nephew plc    COM 83175m205    596   10820 SH SOLE   10820
Syngenta AG             COM 87160a100    651    8700 SH SOLE    8700
Technip ADS             COM 878546209    242    8684 SH SOLE    8684
Tenaris S.A.            COM 88031m109    337    8260 SH SOLE    8260
Teva Pharmaceutical     COM 881624209    376    9090 SH SOLE    9090
The Fresh Market, Inc.  COM 35804h106    551    9195 SH SOLE    7395  1800
TigerLogic Inc          COM 8867eq101    145   69200 SH SOLE   69200
Unilever N.V.           COM 904784709    461   13000 SH SOLE   13000
VISA Inc.               COM 92826c839   8276   61635 SH SOLE   58435  3200
Vodafone Group plc ADS  COM 92857W100    642   22531 SH SOLE   22531
Wal-mart De Mexico SAB  COM 93114w107    474   16800 SH SOLE   16800
Warner Chilcott plc     COM g94368100    239   17700 SH SOLE   17700
Whiting Petroleum Corp  COM 966387102    350    7395 SH SOLE    7395
adidas AG               COM 00687A107    411   10000 SH SOLE   10000
Evergreen Energy In         eee.wt         0  500000 SH SOLE  500000
               </SEC-DOCUMENT>